Organization and principal activities (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Total Current Assets	¥ 28,948	¥ 24,563
Total Non-current Assets	55,306	46,295
Total Assets	84,254	70,858
Total Current Liabilities	8,700
Total Liabilities	37,600	42,809
VIEs [Member]
Statement [Line Items]
Total Current Assets	0	0
Total Non-current Assets	0	0
Total Assets	0	0
Total Current Liabilities	0	0
Total Liabilities	¥ 0	¥ 0